Related parties (Tables)	12 Months Ended
Nov. 30, 2020
Related party transactions [abstract]
Summary of key management personnel compensation comprises
Key management personnel compensation comprises:

	2020	2019

Short-term employee benefits	$2,384	$2,016

Post-employment benefits	97	67

Share-based compensation	925	847

Termination benefits	864	-

	$4,270	$2,930